Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Assets And Liabilities [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$97,965	$-	$97,965
Government agency issued MBS	-	360,400	-	360,400
Government agency issued CMO	-	209,869	-	209,869
Other U.S. government agencies	-	279,164	-	279,164
States and municipalities	-	35,178	-	35,178
Corporate and other debt	-	244,022	5	244,027
Equity, mutual funds, and other	-	18,130	-	18,130
Total trading securities - capital markets	-	1,244,728	5	1,244,733
Trading securities - mortgage banking
Principal only	-	-	5,480	5,480
Interest only	-	-	12,507	12,507
Total trading securities - mortgage banking	-	-	17,987	17,987
Loans held-for-sale	-	2,349	221,094	223,443
Securities available for sale:
U.S. treasuries	-	39,999	-	39,999
Government agency issued MBS	-	1,136,580	-	1,136,580
Government agency issued CMO	-	1,649,211	-	1,649,211
Other U.S. government agencies	-	-	3,753	3,753
States and municipalities	-	13,755	1,500	15,255
Corporate and other debt	510	-	-	510
Venture capital	-	-	4,300	4,300
Equity, mutual funds, and other	14,767	-	-	14,767
Total securities available-for-sale	15,277	2,839,545	9,553	2,864,375
Mortgage servicing rights	-	-	114,311	114,311
Other assets:
Deferred compensation assets	22,477	-	-	22,477
Derivatives, forwards and futures	1,850	-	-	1,850
Derivatives, interest rate contracts	-	290,617	-	290,617
Derivatives, other	-	5	-	5
Total other assets	24,327	290,622	-	314,949
Total assets	$39,604	$4,377,244	$362,950	$4,779,798
Trading liabilities - capital markets:
U.S. treasuries	$-	$376,790	$-	$376,790
Government agency issued MBS	-	43	-	43
Other U.S. government agencies	-	21,887	-	21,887
States and municipalities	-	960	-	960
Corporate and other debt	-	164,749	-	164,749
Total trading liabilities - capital markets	-	564,429	-	564,429

Other short-term borrowings	-	-	11,156	11,156

Other liabilities:
Derivatives, forwards and futures	2,546	-	-	2,546
Derivatives, interest rate contracts	-	197,548	-	197,548
Derivatives, other	-	-	2,175	2,175
Total other liabilities	2,546	197,548	2,175	202,269
Total liabilities	$2,546	$761,977	$13,331	$777,854

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$53,656	$-	$53,656
Government agency issued MBS	-	314,002	-	314,002
Government agency issued CMO	-	129,270	-	129,270
Other U.S. government agencies	-	173,982	-	173,982
States and municipalities	-	24,525	-	24,525
Corporate and other debt	-	265,926	5	265,931
Equity, mutual funds, and other	-	746	-	746
Total trading securities - capital markets	-	962,107	5	962,112
Trading securities - mortgage banking
Principal only	-	8,052	-	8,052
Interest only	-	-	18,054	18,054
Total trading securities - mortgage banking	-	8,052	18,054	26,106
Loans held-for-sale	-	10,902	210,487	221,389
Securities available for sale:
U.S. treasuries	-	40,121	-	40,121
Government agency issued MBS	-	1,410,228	-	1,410,228
Government agency issued CMO	-	1,357,943	-	1,357,943
Other U.S. government agencies	-	10,189	5,762	15,951
States and municipalities	-	16,570	1,500	18,070
Corporate and other debt	529	-	-	529
Venture capital	-	-	12,179	12,179
Equity, mutual funds, and other	13,261	-	-	13,261
Total securities available-for-sale	13,790	2,835,051	19,441	2,868,282
Mortgage servicing rights	-	-	144,069	144,069
Other assets:
Deferred compensation assets	22,796	-	-	22,796
Derivatives, forwards and futures	39,733	-	-	39,733
Derivatives, interest rate contracts	-	326,566	-	326,566
Derivatives, other	-	2	-	2
Total other assets	62,529	326,568	-	389,097
Total assets	$76,319	$4,142,680	$392,056	$4,611,055
Trading liabilities - capital markets:
U.S. treasuries	$-	$190,725	$-	$190,725
Government agency issued MBS	-	736	-	736
Corporate and other debt	-	155,824	-	155,824
Total trading liabilities - capital markets	-	347,285	-	347,285

Other short-term borrowings	-	-	14,833	14,833
Other liabilities:
Derivatives, forwards and futures	7,243	-	-	7,243
Derivatives, interest rate contracts	-	234,204	-	234,204
Derivatives, other	-	1	11,820	11,821
Total other liabilities	7,243	234,205	11,820	253,268
Total liabilities	$7,243	$581,490	$26,653	$615,386

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value
Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the twelve months ended December 31, 2012, 2011, and 2010, on a recurring basis are summarized as follows:

	Twelve Months Ended December 31, 2012
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2012	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Total net gains/(losses) included in:
Net income	3,678		(2,618)		-	371		(5,075)		(1,757)		3,677
Other comprehensive income	-		-		(234)	-		-		-		-
Purchases	-		60,111		-	-		-		-		-
Issuances	-		-		-	-		-		-		-
Sales	-		-		-	(8,250)		-		-		-
Settlements	(9,225)		(27,032)		(1,775)	-		(24,683)		11,402		-
Net transfers into/(out of) Level 3	5,480		(19,854)	(c)	-	-		-		-		-
Balance on December 31, 2012	$17,992		$221,094		$5,253	$4,300		$114,311		$(2,175)		$(11,156)
Net unrealized gains/(losses) included in net income	$2,084	(a)	$(2,618)	(a)	$-	$(4,700)	(b)	$(3,957)	(a)	$(1,757)	(d)	$3,677	(a)

	Twelve Months Ended December 31, 2011
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2011	$26,478		$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796		(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-		-		(1,688)	-		-		-		-
Purchases	-		49,323		-	-		-		-		-
Issuances	-		-		-	-		-		(2,500)		-
Sales	(132)		-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)		(37,198)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-		(8,902)	(c)	-	-		-		-		-
Balance on December 31, 2011	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Net unrealized gains/(losses) included in net income	$2,205	(a)	$(368)	(a)	$-	$-	(b)	$(40,076)	(a)	$(9,414)	(d)	$12,476	(a)

	Twelve Months Ended December 31, 2010
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	capital		rights		liabilities		borrowings
Balance on January 1, 2010	$56,132		$206,227		$99,173	$15,743		$302,611		$-		$(39,662)
Adjustment due to adoption of amendments to ASC 810	(4,776)		-		-	-		(2,293)		-		-
Total net gains/(losses) included in:
Net income	8,627		(17,991)		-	(2,962)		(31,146)		-		12,353
Other comprehensive income	-		-		(2,302)	-		-		-		-
Purchases, sales, issuances, and settlements, net	(33,505)		19,396	(c)	(57,480)	398		(61,853)		(1,000)		-
Balance on December 31, 2010	$26,478		$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Net unrealized gains/(losses) included in net income	$5,467	(a)	$(17,991)	(a)	$-	$(2,962)	(b)	$(27,153)	(a)	$(1,000)	(d)	$(12,353)	(a)

Certain previously reported amounts have been reclassified to agree with current presentation.

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
  Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense

Nonrecurring Fair Value Measurements
					Twelve Months Ended
	Carrying value at December 31, 2012				December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$23,902	$-	$23,902	$15
Loans held-for-sale - first mortgages	-	-	12,054	12,054	(436)
Loans, net of unearned income (a)	-	-	117,064	117,064	(55,948)
Real estate acquired by foreclosure (b)	-	-	41,767	41,767	(9,422)
Other assets (c)	-	-	76,501	76,501	(8,248)
					$(74,039)

					Twelve Months Ended
	Carrying value at December 31, 2011				December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held-for-sale - first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)
					$(84,829)

					Twelve Months Ended
	Carrying value at December 31, 2010				December 31, 2010
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$10,456	$-	$10,456	$60
Loans held-for-sale - first mortgages	-	-	15,289	15,289	(7,249)
Loans, net of unearned income (a)	-	-	213,974	213,974	(156,572)
Real estate acquired by foreclosure (b)	-	-	110,536	110,536	(18,097)
Other assets (c)	-	-	87,667	87,667	(11,145)
					$(193,003)

  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements
Level 3 Measurements
The following table provides information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2012:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2012	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$17,987	Discounted cash flow	(a)	(a)
Loans held-for-sale - mortgages	233,148	Discounted cash flow	Prepayment speeds	6% - 10%
			Credit spreads	2% - 4%
			Delinquency adjustment factor	15% - 25% added to credit spread
			Loss severity trends	50% - 60% of UPB
Venture capital investments	4,300	Industry comparables	Adjustment for minority interest and small business status	40% - 50% discount
		Discounted cash flow	Discount rate	25% - 30%
			Earnings capitalization rate	20% - 25%
Mortgage servicing rights	114,311	Discounted cash flow	(a)	(a)
Other short-term borrowings	11,156	Discounted cash flow	(b)	(b)
Derivative liabilities, other	2,175	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.0 billion
			Probability of resolution scenarios	10%-50%
			Time until resolution	9 - 18 months
Loans, net of unearned income (c)	117,064	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates	20% - 50% of gross value
			Financial Statements/Auction Values	0% - 25% of reported value
Real estate acquired by foreclosure (d)	41,767	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (e)	76,501	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
  The inputs and associated ranges for Other short-term borrowings mirror those of the related MSR.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount
The following tables reflect the differences between the fair value carrying amount of mortgages held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2012
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held-for-sale reported at fair value:
Total loans	$223,443	$343,450	$(120,007)
Nonaccrual loans	51,203	110,386	(59,183)
Loans 90 days or more past due and still accruing	9,111	20,839	(11,728)

	December 31, 2011
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held-for-sale reported at fair value:
Total loans	$221,389	$307,990	$(86,601)
Nonaccrual loans	42,471	93,997	(51,526)
Loans 90 days or more past due and still accruing	11,486	24,755	(13,269)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings
Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Twelve Months Ended
	December 31
(Dollars in thousands)	2012	2011	2010
Changes in fair value included in net income:
Capital markets noninterest income
Trading loans	$-	$-	$11,752
Mortgage banking noninterest income
Loans held-for-sale	(2,618)	(368)	(17,991)
Other short-term borrowings	3,677	12,476	(12,353)

Summary Of Book Value And Estimated Fair Value Of Financial Instruments
	December 31, 2012
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$8,700,765	$-	$-	$8,546,446	$8,546,446
Commercial real estate
Income CRE	1,094,020	-	-	1,059,979	1,059,979
Residential CRE	54,218	-	-	54,208	54,208
Retail:
Consumer real estate (a)	5,559,754	-	-	4,993,192	4,993,192
Permanent mortgage (a)	740,655	-	-	617,385	617,385
Credit card & other	282,207	-	-	283,830	283,830
Total loans, net of unearned income and allowance for loan losses	16,431,619	-	-	15,555,040	15,555,040

Short-term financial assets
Total interest-bearing cash	353,373	353,373	-	-	353,373
Total federal funds sold & securities purchased under agreements to resell	636,383	-	636,383	-	636,383
Total short-term financial assets	989,756	353,373	636,383	-	989,756

Trading securities (b)	1,262,720	-	1,244,728	17,992	1,262,720
Loans held-for-sale (b)	401,937	-	26,251	375,686	401,937
Securities available-for-sale (b)(c)	3,061,808	15,277	2,839,545	206,986	3,061,808
Derivative assets (b)	292,472	1,850	290,622	0	292,472

Other assets
Tax credit investments	76,501	-	-	76,501	76,501
Deferred compensation assets	22,477	22,477	-	-	22,477
Total other assets	98,978	22,477	-	76,501	98,978

Nonearning assets
Cash & due from banks	469,879	469,879	-	-	469,879
Capital markets receivables	303,893	-	303,893	-	303,893
Accrued interest receivable	72,779	-	72,779	-	72,779
Total nonearning assets	846,551	469,879	376,672	-	846,551
Total assets	$23,385,841	$862,856	$5,414,201	$16,232,205	$22,509,262

Liabilities:
Deposits:
Defined maturity	$1,523,428	$-	$1,556,020	$-	$1,556,020
Undefined maturity	15,106,281	-	15,106,281	-	15,106,281
Total deposits	16,629,709	-	16,662,301	-	16,662,301

Trading liabilities (b)	564,429	-	564,429	-	564,429

Short-term financial liabilities
Total federal funds purchased & securities sold under agreements to repurchase	1,906,461	-	1,906,461	-	1,906,461
Total other borrowings	441,201	-	430,045	11,156	441,201
Total short-term financial liabilities	2,347,662	-	2,336,506	11,156	2,347,662

Term borrowings
Real estate investment trust-preferred	45,760	-	-	42,300	42,300
Term borrowings - new market tax credit investment	18,000	-	-	18,835	18,835
Borrowings secured by residential real estate	390,182	-	-	231,041	231,041
Other long term borrowings	1,772,540	-	1,729,527	-	1,729,527
Total term borrowings	2,226,482	-	1,729,527	292,176	2,021,703

Derivative liabilities (b)	202,269	2,546	197,548	2,175	202,269

Other noninterest-bearing liabilities
Capital markets payables	296,450	-	296,450	-	296,450
Accrued interest payable	28,114	-	28,114	-	28,114
Total other noninterest-bearing liabilities	324,564	-	324,564	-	324,564
Total liabilities	$22,295,115	$2,546	$21,814,875	$305,507	$22,122,928

  Includes restricted real estate loans and secured borrowings.
  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million.

	December 31, 2011
	Book	Fair
(Dollars in thousands)	Value	Value
Assets:
Loans, net of unearned income and allowance for loan losses	$16,012,776	$15,210,592
Short-term financial assets	896,444	896,444
Trading securities	988,217	988,217
Loans held-for-sale	431,897	431,897
Securities available-for-sale	3,066,272	3,066,272
Derivative assets	366,301	366,301
Other assets	114,039	114,039
Nonearning assets	628,440	628,440
Liabilities:
Deposits:
Defined maturity	$1,781,893	$1,821,457
Undefined maturity	14,431,116	14,431,116
Total deposits	16,213,009	16,252,573
Trading liabilities	347,285	347,285
Short-term financial liabilities	2,059,602	2,059,602
Term borrowings	2,481,660	2,182,061
Derivative liabilities	253,268	253,268
Other noninterest-bearing liabilities	195,208	195,208

	Contractual Amount		Fair Value
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Unfunded Commitments:
Loan commitments	$7,993,218	$7,435,227	$1,765	$1,358
Standby and other commitments	367,785	359,619	4,933	5,954